Securities Act Registration No. 333-21962

Investment Company Act Registration No. 811-138045

As filed with the Securities and Exchange Commission on February 4, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.21

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.22

☒

(Check appropriate box or boxes.)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

106 Decker Court

Suite 226

Irving, Texas  75062

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 320-2185

Samuel J. Saladino III

106 Decker Court

Suite 226

Irving, Texas  75062

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑Immediately upon filing pursuant to paragraph (b)

☐On February 4, 2013pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth, State of Texas, on the 8th day of February, 2013.

Epiphany Funds

*By:/s/ C. Elizabeth Fahy

C. Elizabeth Fahy

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Nancy Benson*

Treasurer (Principal Financial Officer/ Principal

Accounting Officer)

Robert J. Mitchell*

Trustee

Dr. William R. Reichenstein*

Trustee

Kenneth Dalton*

Trustee

Samuel J. Saladino, III*

President (Chief Executive Officer) and Trustee

*By/s/ C. Elizabeth Fahy

C. Elizabeth Fahy

Attorney-in-Fact

Date:February 8, 2013

*Attorney-in-Fact – Pursuant to Powers of Attorney

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………XBRL Taxonomy Extension Presentation Linkbase